Document and Entity Information	May 27, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0000940942
Document Type	8-K/A
Document Period End Date	May 27, 2026
Entity Registrant Name	HUB GROUP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	0-27754
Entity Tax Identification Number	36-4007085
Entity Address, Address Line One	2001 Hub Group Way
Entity Address, City or Town	Oak Brook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60523
City Area Code	(630)
Local Phone Number	271-3600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock
Trading Symbol	HUBG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	Hub Group, Inc. (the “Company”) previously reported in a Current Report on Form 8-K filed on June 2, 2026 (the “Original Filing”) that Todd Heeter had been appointed to serve as interim Chief Financial Officer and Treasurer of the Company, effective May 28, 2026, replacing Kevin Beth, who departed the Company on May 27, 2026. The Company hereby amends Item 5.02 of the Original Filing to include the following information. In connection with his departure from the Company, on June 24, 2026, the Company entered into a separation agreement (the “Separation Agreement”) with Mr. Beth. Pursuant to the Separation Agreement, Mr. Beth has agreed to provide certain transition services to the Company, in an advisory, non-executive capacity, for a period of six months following the date of his separation (the “Separation Date”), unless earlier terminated by the Company for Cause (as defined in the Separation Agreement) (such period, the “Transition Period”). During the Transition Period, Mr. Beth will be entitled to receive (a) cash compensation at a monthly rate of $45,688 (which monthly fee will be prorated for any partial months) and (b) COBRA continuation benefits. Additionally, all of Mr. Beth’s outstanding and unvested time-vesting restricted stock awards will remain outstanding and eligible to continue to vest during the Transition Period pursuant to the vesting schedules set forth in the respective award agreements. Under the Separation Agreement, Mr. Beth will be entitled to receive the following severance benefits at the end of the Transition Period, subject to his (a) timely execution, re-execution and non-revocation of a general release of claims in favor of the Company included in the Separation Agreement and (b) continued compliance with the Separation Agreement (including the restrictive covenants contained therein), including: (1) a lump sum cash payment (minus applicable taxes and withholdings) equal to three months of his base salary, (2) COBRA continuation benefits for six months following the end of the Transition Period, (3) pro-rata vesting of time-vesting restricted stock awards that are outstanding and unvested at the end of the Transition Period, (4) outplacement services and (5) access to one executive physical examination following the Separation Date (but during the 2026 calendar year). The foregoing description of the terms of the Separation Agreement does not purport to be complete and is qualified in its entirety by the full text of the Separation Agreement, a copy of which is filed as Exhibit 10.1 hereto and is incorporated herein by reference. Other than the preceding disclosure, no other disclosure included in the Original Filing is being amended by this Form 8-K/A.